Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (5,892)	$ (34,045)	$ (59,607)	$ (69,776)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	120	298	373	925
Loss on disposal of property and equipment			185
Change in fair value of warrant liability	(2,894)	(1,583)	(295)	(807)
Change in fair value of PPAs liability			406
Commitment fee under SEPA			282
Financing costs related to PPAs			742
Change in fair value of PPAs	(273)
Stock-based compensation	1,575	3,022	5,434	8,921
Changes in operating assets and liabilities:
Accounts receivable	(2,000)
Prepaid expenses and other assets	181	(383)	1,128	2,903
Accounts payable and accrued expenses	3,087	2,535	2,804	(13,461)
Accounts payable and accrued expenses - related parties	300
Right-of-use assets and lease liabilities, net	110	(252)	344	(641)
Net cash used in operating activities	(5,686)	(30,408)	(48,204)	(71,936)
Cash flows from financing activities
Proceeds from issuance of common stock under SEPA	413
Payment of financing costs related to issuance of common stock, PPAs and SEPA	(289)	(444)	(897)
Proceeds from issuance of common stock and warrants, net of issuance costs				9,215
Proceeds from issuance of common stock under Employee Stock Purchase Plan	3	47	100	342
Payments for taxes related to net settlement of equity awards	(15)	(34)	(52)	(46)
Proceeds from PPAs			7,125
Net cash provided by financing activities	112	(431)	6,276	9,511
Net decrease in cash and cash equivalents	(5,574)	(30,839)	(41,928)	(62,425)
Cash and cash equivalents, beginning of period	7,118	49,046	49,046	111,471
Cash and cash equivalents, end of period	1,544	18,207	7,118	49,046
Supplemental disclosure of non-cash investing and financing activities
Fair value of common stock issued in satisfaction of PPAs liability	3,869		3,389
Increase in right-of-use assets and operating lease liabilities resulting from contract modification		$ 5,999	5,999
PPAs related costs included in accounts payable and accrued expense			289
Equity issuance costs included in accounts payable and accrued expense				$ 445